SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 128,542	$ 117,871
Restricted cash	11,938	13,807
Total cash, cash equivalents and restricted cash	$ 140,480	$ 131,678	$ 58,371	$ 8,721